TAXATION	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
TAXATION

11.	TAXATION

The components of income tax (credit) expense are as follows:

(in thousands of $)	2013	2012	2011
Current tax (credit) expense:
U.K.	(27)	2,101	2,733
Indonesia	—	6,828	—
Brazil	—	1,002	1,363
Total current tax (credit) expense	(27)	9,931	4,096
Deferred tax expense:
U.K.	110	91	886
Amortization of tax benefit arising on intra-group transfers of long-term assets (see note 27)	(3,487)	(7,257)	(6,687)
Total income tax (credit) expense	(3,404)	2,765	(1,705)

Bermuda

Under current Bermuda law, we are not required to pay income taxes or other taxes (other than duty on goods imported into Bermuda and payroll tax in respect of any Bermuda-resident employees). We have received written assurance from the Minister of Finance in Bermuda that, in the event of any such taxes being imposed, we will be exempted from taxation until March 31, 2035.

United States

Pursuant to the Internal Revenue Code of the United States (the "Code"), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the company operating the ships meets certain requirements.  Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. citizens and U.S. corporations and must be more than 50% owned by individuals who are residents, as defined, in such country or another foreign country that grants an equivalent exemption to U.S. citizens and U.S. corporations.  The management of the company believes that we satisfied these requirements and therefore by virtue of the above provisions, we were not subject to tax on our U.S. source income.

Reconciliation between the income tax expense resulting from applying either the U.S. Federal or Bermudan statutory income tax rate and the reported income tax expense has not been presented herein as it would not provide additional useful information to users of the consolidated financial statements as our net income is subject to neither Bermuda nor U.S. tax.

United Kingdom

Current taxation of $nil, $2.1 million and $2.7 million for the years ended December 31, 2013, 2012 and 2011, respectively, relates to taxation of the operations of our United Kingdom subsidiaries, which includes amounts paid by one of our U.K. subsidiary's branch offices in Oslo.  Taxable revenues in the U.K. are generated by our U.K. subsidiary companies and are comprised of management fees received from Golar group companies as well as revenues from the operation of three of Golar's vessels.  These vessels are sub-leased from other non-U.K Golar companies. As at December 31, 2013, the statutory rate in the U.K. was 23%.

As at December 31, 2013, the 2013 U.K. income tax returns have not been filed.  Accordingly, once filed, the tax years 2009 to 2013 remain open for examination by the U.K. tax authorities.

We record deferred income taxes to reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  We recorded deferred tax assets of $0.4 million and $0.5 million as of December 31, 2013 and 2012, respectively which have been classified as non-current and included within other long-term assets (see note 23).  These assets relate to differences for depreciation and net operating losses carried forward.

Indonesia

Current taxation charge of $nil, $6.8 million and $nil for the years ended December 31, 2013, 2012, and 2011, respectively, refers to taxation levied on the operations of Golar Partners' Indonesian subsidiary for the periods prior to deconsolidation of Golar Partners in December 2012. The tax exposure in Indonesia was mitigated by revenue due under the charter.

Brazil

Current taxation charge of $nil, $1.0 million and $1.4 million for the years ended December 31, 2013, 2012 and 2011, respectively, refers to taxation levied on Golar Partners' Brazilian operations.

Other jurisdictions

No tax has been levied on income derived from our subsidiaries registered in Liberia, the Marshall Islands and the British Virgin Islands.

Deferred income tax assets are summarized as follows:

(in thousands of $)	2013	2012
Deferred tax assets, gross and net	421	531